Summary of Inputs in Fair Value of the Private Placement Warrant Liability (Details)	3 Months Ended
	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)
Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Balance at June 30, 2025	$ 361,000
Loss on issuance	356,000	361,000
Change in fair value	184,000
Balance at September 30, 2025	$ 901,000	$ 361,000
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	2.94
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	2.75
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	4.89
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	0
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	3.7
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	98
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	128
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Exercise Price [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	2.50
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Exercise Price [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	3.13
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Dividend Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	0.00